Term Loans - Additional Information (Detail) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 22, 2022 USD ($)	Mar. 31, 2021 USD ($) TRANCHE	Mar. 31, 2021 USD ($) TRANCHE	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($)	Aug. 31, 2018 USD ($)
Debt Instrument [Line Items]
Outstanding principal, Term loans				$ 19,061
Loss on debt extinguishment				0	$ (492)
Issuance of term loans, net of issuance costs				0	$ 19,835
Extended cut off date before which the interest on term loan shall be paid	Mar. 01, 2024
Long term debt net of unamortized debt discounts				$ 20,000
Loan and Security Agreement [Member] | Less Than One Year From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal		3.00%
Loan and Security Agreement [Member] | Greater Than One Year And Less Than Two Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal		2.00%
Loan and Security Agreement [Member] | Later Than Two Years And Not Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal		1.00%
Loan and Security Agreement [Member] | Later Than Three Years From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Prepayment fee as a percentage of the outstanding principal		0.00%
Loan and Security Agreement [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Ceiling limit of maximum percentage amount to be paid on aggregate principal amount		5.50%
Loss on debt extinguishment			$ 500
Prepayment fees paid in respect of term loan			100
Fee Paid For Modification Of Term Loans		$ 37,000	$ 37,000
Loan and Security Agreement [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Number of tranches | TRANCHE		2	2
Debt instrument, face amount		$ 30,000	$ 30,000
Number of days within which a portion of term loan will be available subject to achievement of milestone	45 days
Long term debt variable interest rate percentage		7.70%	7.70%
Loan and Security Agreement [Member] | Prime Rate [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument variable interest rate spread		4.45%
Loan and Security Agreement [Member] | Warrants To Purchase Series C Redeemable Convertible Stock | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Exercise price of warrants | $ / shares				$ 5.33
Number of shares subject to each warrant | shares				37,575
Loan and Security Agreement [Member] | Common Stock [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Common stock up on conversion | shares				17,575
Loan and Security Agreement [Member] | Debt Instrument, Term Loan A [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt Instrument, Description	In connection with the amendment, the maturity of the Term A Loans was extended from March 18, 2026 to February 1, 2027.
Debt Instrument, Discount				$ 1,600
Outstanding principal, Term loans		$ 20,000	$ 20,000	20,000
Amortization of debt discount				2,200
Issuance of term loans, net of issuance costs		$ 12,500
Term loan final payment as a percentage of the amount funded		5.50%
Long term debt net of unamortized debt discounts				$ 19,100
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B [Member]
Debt Instrument [Line Items]
Line of credit facility, Current borrowing amount						$ 15,000
Additional term loans	$ 10,000
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B [Member] | Less Than One Year From The Date Of Loan Agreement [Member]
Debt Instrument [Line Items]
Loan initiation date	Jun. 30, 2023
Loan and Security Agreement [Member] | Debt Instrument, Term Loan B [Member] | Oxford Finance LLC [Member]
Debt Instrument [Line Items]
Debt instrument, face amount		$ 10,000	10,000
Issuance of term loans, net of issuance costs		$ 7,400
Loan and Security Agreement [Member] | Debt Instrument Term Loan A and B [Member] | Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Repayment of term loans			11,500
Term loan final payment			$ 800
Term loan final payment as a percentage of the original principal amount			1.00%